Schedule of investments

Delaware Small Cap Growth Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.88% ✧
Communication Services - 5.71%
Bandwidth Class A †	30,450	$3,867,150
EverQuote Class A †	30,835	1,793,363
		5,660,513
Consumer Discretionary - 21.09%
Camping World Holdings Class A	90,140	2,448,202
Etsy †	240	25,495
LGI Homes †	31,090	2,736,853
Malibu Boats Class A †	80,480	4,180,936
Planet Fitness Class A †	19,770	1,197,469
TopBuild †	30,565	3,477,380
Wingstop	15,765	2,190,862
YETI Holdings †	108,792	4,648,682
		20,905,879
Consumer Staples - 10.75%
Boston Beer Class A †	6,871	3,687,322
Freshpet †	45,915	3,841,249
Performance Food Group †	46,000	1,340,440
Simply Good Foods †	96,355	1,790,276
		10,659,287
Financials - 0.23%
eHealth †	2,341	229,980
		229,980
Healthcare - 32.26%
1Life Healthcare †	105,430	3,829,218
Blueprint Medicines †	12,573	980,694
CRISPR Therapeutics †	38,345	2,817,974
Inari Medical †	61,447	2,976,493
Invitae †	157,546	4,772,068
iRhythm Technologies †	31,246	3,621,099
Novocure †	20,306	1,204,146
Pacira BioSciences †	74,369	3,902,141
PetIQ †	9,405	327,670
Progyny †	127,815	3,298,905
Quanterix †	98,861	2,707,803
Repligen †	12,560	1,552,542
		31,990,753
Industrials - 7.80%
SiteOne Landscape Supply †	34,655	3,949,630
Trex †	29,104	3,785,557
		7,735,187
Information Technology - 22.04%
Avalara †	33,250	4,425,243

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Schedule of investments

Delaware Small Cap Growth Fund (Unaudited)

		Number of shares	Value (US $)
	Common Stock ✧ (continued)
	Information Technology (continued)
	Bill. com Holdings †	44,770	$4,038,702
	Everbridge †	19,064	2,637,695
	Lattice Semiconductor †	112,485	3,193,449
	Medallia †	80,070	2,020,967
	Monolithic Power Systems	5,100	1,208,700
	Rapid7 †	50,031	2,552,582
	Silicon Laboratories †	17,733	1,778,088
			21,855,426
	Total Common Stock (cost $73,655,917)		99,037,025

	Short-Term Investments – 0.97%
	Money Market Mutual Funds - 0.97%
	BlackRock FedFund – Institutional Shares (seven-day
	effective yield 0.10%)	192,985	192,985
	Fidelity Investments Money Market Government
	Portfolio – Class I (seven-day effective yield 0.06%)	192,985	192,985
	GS Financial Square Government Fund – Institutional
	Shares (seven-day effective yield 0.15%)	192,985	192,985
	Morgan Stanley Government Portfolio – Institutional Share
	Class (seven-day effective yield 0.03%)	192,985	192,985
	State Street Institutional US Government Money Market
	Fund – Investor Class (seven-day effective yield 0.04%)	192,985	192,985
	Total Short-Term Investments (cost $964,925)		964,925

	Total Value of Securities – 100.85%
	(cost $74,620,842)		100,001,950
	Liabilities Net of Receivables and Other Assets – (0.85%)		(844,522)
	Net Assets Applicable to 7,034,005 Shares Outstanding – 100.00%		$99,157,428

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are
	used for financial reporting.
†	Non-income producing security.

GS – Goldman Sachs

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